CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2012	$ 0	$ 0	$ 28,000	$ (28,000)
Balance (in shares) at Mar. 31, 2012		0
Investment from Former Parent	570,000	0	570,000	0
Shares issued to Former Parent	0	200	(200)	0
Shares issued to Former Parent (in shares)		2,000,000
Net loss	(523,000)	0	0	(523,000)
Balance at Mar. 31, 2013	47,000	200	597,800	(551,000)
Balance (in shares) at Mar. 31, 2013		2,000,000
Investment from Former Parent	1,679,000	0	1,679,000	0
Shares and warrants issued for cash in connection with initial public offering	16,021,000	265	16,020,735	0
Shares and warrants issued for cash in connection with initial public offering (in shares)		2,650,000
Net loss	(3,118,000)	0	0	(3,118,000)
Balance at Mar. 31, 2014	14,629,000	465	18,297,535	(3,669,000)
Balance (in shares) at Mar. 31, 2014		4,650,000
Shares issued for cash in connection with underwriter's exercise of overallotment, net	1,028,000	15	1,027,985	0
Shares issued for cash in connection with underwriter's exercise of overallotment, net (in shares)		154,290
Stock-based compensation	779,000	0	779,000	0
Net loss	(5,137,000)	0	0	(5,137,000)
Balance at Dec. 31, 2014	$ 11,299,000	$ 480	$ 20,104,520	$ (8,806,000)
Balance (in shares) at Dec. 31, 2014		4,804,290